Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Debt [Abstract]
Long-term Debt
	December 31,
	2014	2015
6.5% Drill Rigs Senior Secured Notes	$800,000	$-
7.25% Ocean Rig Senior Unsecured Notes	500,000	-
Secured Credit Facilities- Drybulk Segment	685,410	218,185
Secured Credit Facilities- Tanker Segment	277,913	-
Secured Bridge Credit Facility	200,000	-
$1.9 billion Secured Term Loan B Facility - Drilling Segment	1,876,250	-
$1.3 billion Senior Secured Term Loan B Facility - Drilling Segment	1,296,750	-
Less: Deferred financing costs	(118,710)	(636)

Total debt	5,517,613	217,549
Less: Current portion	(1,165,021)	(217,549)

Long-term portion	$4,352,592	$-

Loan Movements for Credit Facilities and Term Loans Throughout the Year
Loan	Loan agreement date	Original Amount	December 31, 2014	New Loans	Repayments/Transfers	Deconsolidation of Ocean Rig	December 31, 2015
Secured Credit Facility	October 2, 2007	$35,000	$12,800	-	(12,800)	-	$-
Secured Credit Facility	October 5, 2007	90,000	53,000	-	(9,300)	-	43,700
Secured Credit Facility	June 20, 2008	103,200	21,250	-	(3,000)	-	18,250
Secured Credit Facility	May 13, 2008	125,000	15,706	-	(15,706)	-	-
Secured Credit Facility	May 5, 2008	90,000	30,000	-	(30,000)	-	-
Secured Credit Facility	November 16, 2007	47,000	14,000	-	(1,500)	-	12,500
Secured Credit Facility	July 23, 2008	126,400	42,625	-	(42,625)	-	-
Secured Credit Facility	March 13, 2008	130,000	28,905	-	(1,338)	-	27,567
Secured Credit Facility	February 7, 2011	70,000	52,500	-	(52,500)	-	-
Secured Credit Facility	April 20, 2011	32,313	24,773	-	(24,773)	-	-
Secured Credit Facility	October 26, 2011	141,350	112,390	-	(112,390)	-	-
Secured Credit Facility	October 24, 2012	107,669	88,249	-	(88,249)	-
Term Loan B Facility	July 12, 2013	1,900,000	1,876,250	-	(9,500)	(1,866,750)	-
Term Loan B Facility	July 25, 2014	1,300,000	1,296,750	-	(6,500)	(1,290,250)	-
Secured Term Loan Facility	February 13, 2015	475,000	-	462,000	(9,726)	(452,274)	-
Secured Credit Facility	March 31, 2006	753,637	174,406	-	(72,834)	-	101,572
Secured Credit Facility	March 19, 2012	19,065	15,789	-	(1,193)	-	14,596
Secured Credit Facility	February 14, 2012	122,580	109,830	-	(109,830)	-	-
Secured Bridge Credit Facility	November 14, 2014	200,000	200,000	-	(200,000)	-	-
Senior Secured Credit Facility	October 29, 2014	167,100	167,100	-	(167,100)	-	-
Secured Credit Facility	July 29, 2013	23,000	-	17,825	(17,825)	-	-
Secured Credit Facility	November 23, 2012	38,220	-	27,710	(27,710)	-	-
6.5% Drill Rigs Senior Secured Notes	September 20, 2012	800,000	800,000	-	-	(800,000)	-
7.25% Ocean Rig's Senior Unsecured Notes	March 26, 2014	500,000	500,000	-	-	(500,000)	-

			$5,636,323	507,535	(1,016,399)	(4,909,274)	$218,185

Principal Payments
2016	$218,185
Total principal payments	218,185
Less: Financing fees	(636)

Total debt	$217,549